Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Reconciliation of cash, cash equivalents and restricted cash
	June 30, 2018	December 31, 2017
Reconciliation of cash, cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	118,454	127,632
Restricted cash	2,978	6,558
Total cash and cash equivalents and restricted cash	$121,432	$134,190